Geographical and product analysis - Summary of Sales Revenue by Destination Explanatory (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Geographical Areas [Line Items]
Consolidated sales revenue	$ 19,914	$ 19,319
Consolidated Sales Revenue by Destination [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	100.00%	100.00%
Consolidated sales revenue	$ 19,914	$ 19,319
China [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	44.90%	43.60%
Consolidated sales revenue	$ 8,946	$ 8,414
Asia (excluding China and Japan) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	11.60%	13.20%
Consolidated sales revenue	$ 2,316	$ 2,546
United States of America [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	15.70%	13.90%
Consolidated sales revenue	$ 3,117	$ 2,683
Japan [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	10.10%	12.20%
Consolidated sales revenue	$ 2,019	$ 2,363
Europe (excluding UK) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	8.50%	7.80%
Consolidated sales revenue	$ 1,700	$ 1,498
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	3.20%	2.70%
Consolidated sales revenue	$ 634	$ 525
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	1.80%	1.80%
Consolidated sales revenue	$ 353	$ 350
UK [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	0.90%	1.10%
Consolidated sales revenue	$ 173	$ 219
Other [Member]
Disclosure Of Geographical Areas [Line Items]
Sales revenue by destination, percentage	3.30%	3.70%
Consolidated sales revenue	$ 656	$ 721